Presentation of Financial Statements and Significant Accounting Practices Adopted of IFRS 15 impact on Profit and Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Revenue from services rendered	R$ 1,260,587	R$ 1,345,849	R$ 1,380,031
Cost of services	(979,183)	(942,255)	(1,003,748)
Gross profit	281,404	403,594	376,283
Operating income (expenses) General and administrative expenses	(327,286)	(256,532)	(231,050)
Selling expenses, net	5,324	(6,641)	10,495
Share of (loss) profit of an associate	(3,339)	(1,020)	10,152
Other operating expenses, net	(576,506)	(31,125)	(80,551)
Operating expenses	(901,807)	(295,318)	(290,954)
Loss before finance income and expenses	(620,403)	108,276	85,329
Finance costs, net	(251,693)	(532,175)	(397,133)
Finance income	116,313	108,281	51,663
Loss before income and social contribution taxes	(755,783)	(315,618)	(260,141)
Current income and social contribution taxes	(41,623)	(17,543)	(54,337)
(-) Deferred income and social contribution taxes	76,488	371,084	(49,755)
Loss for the year from continuing operations	(720,918)	37,923	(364,233)
Discontinued operations
Loss after income and social contribution tax from discontinued operations	30,454	14,342	3,288
Loss for the year	(690,464)	R$ 52,265	R$ (360,945)
Restated balance January 1st, 2018 [member]
Disclosure of credit risk exposure [line items]
Revenue from services rendered	1,260,587
Cost of services	(979,183)
Gross profit	281,404
Operating income (expenses) General and administrative expenses	(327,286)
Selling expenses, net	5,324
Share of (loss) profit of an associate	(3,339)
Other operating expenses, net	(540,647)
Operating expenses	(865,948)
Loss before finance income and expenses	(584,544)
Finance costs, net	(251,693)
Finance income	116,313
Loss before income and social contribution taxes	(719,924)
Current income and social contribution taxes	(41,623)
(-) Deferred income and social contribution taxes	76,488
Loss for the year from continuing operations	(685,059)
Discontinued operations
Loss after income and social contribution tax from discontinued operations	(5,405)
Loss for the year	(690,464)
Adjustment IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Selling expenses, net	(24,032)
Operating expenses	(24,032)
Loss before finance income and expenses	(24,032)
Loss before income and social contribution taxes	(24,032)
Loss for the year from continuing operations	(24,032)
Discontinued operations
Loss for the year	(24,032)
Adjustment IFRS 15 [member]
Disclosure of credit risk exposure [line items]
Revenue from services rendered	23,509
Gross profit	23,509
Loss before finance income and expenses	23,509
Finance income	(11,138)
Loss before income and social contribution taxes	12,371
Loss for the year from continuing operations	12,371
Discontinued operations
Loss for the year	12,371
Previously Reported [Member]
Disclosure of credit risk exposure [line items]
Revenue from services rendered	1,284,096
Cost of services	(979,183)
Gross profit	304,913
Operating income (expenses) General and administrative expenses	(327,286)
Selling expenses, net	(18,708)
Share of (loss) profit of an associate	(3,339)
Other operating expenses, net	(540,647)
Operating expenses	(889,980)
Loss before finance income and expenses	(585,067)
Finance costs, net	(251,693)
Finance income	105,175
Loss before income and social contribution taxes	(731,585)
Current income and social contribution taxes	(41,623)
(-) Deferred income and social contribution taxes	76,488
Loss for the year from continuing operations	(696,720)
Discontinued operations
Loss after income and social contribution tax from discontinued operations	(5,405)
Loss for the year	R$ (702,125)